short-term borrowings (Details) - CAD ($) $ in Millions	May 22, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	May 24, 2024
short-term borrowings
Trade receivables and unbilled customer finance receivables, maximum capacity					$ 1,600
Cash proceeds from monthly sales	$ 920
Short-term borrowings		$ 922	$ 922	$ 1,044
TELUS Communications Inc. | Revolving period securitization agreement
short-term borrowings
Short-term borrowings			$ 900
TELUS Communications Inc. | New revolving period securitization agreement
short-term borrowings
Short-term borrowings		$ 900